ACQUISITIONS (Details 8) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended													6 Months Ended		12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Business Acquisitions, Pro Forma Results Of Operations [Line Items]
Total revenue	$ 84,040	$ 42,329		$ 64,462		$ 49,611		$ 42,458		$ 33,577	$ 24,271	$ 23,709	$ 11,884	$ 156,217	$ 84,787	$ 198,860		$ 93,441	$ 28,609
Loss from operations (1)	(37,679)	(16,962)	[1]	(103,471)	[1]	(17,449)	[1]	(23,394)	[1]	(33,428)	(16,657)	(16,871)	(2,973)	(78,735)	(40,356)	(161,276)	[1]	(69,929)	(20,112)
Net income (loss)	165,054							(14,455)						120,354	(25,013)	(136,721)		(76,412)	(13,671)
Net loss attributable to Magnum Hunter Resources Corporation	165,440	(12,458)		(73,284)		(32,463)		(14,503)		(56,931)	2,000	(15,040)	(6,690)	121,243	(25,035)	(132,708)		(76,661)	(13,800)
Net loss attributable to common shareholders	151,311	(17,052)		(85,371)		(42,283)		(22,708)		(60,921)	(1,952)	(18,497)	(9,298)	93,626	(37,895)	(167,414)		(90,668)	(16,267)
Loss per common share, basic and diluted	$ 0.89	$ (0.13)		$ (0.54)		$ (0.25)		$ (0.15)		$ (0.51)	$ (0.01)	$ (0.16)	$ (0.12)	$ 0.55	$ (0.27)	$ (1.07)		$ (0.80)	$ (0.25)
Pro forma
Business Acquisitions, Pro Forma Results Of Operations [Line Items]
Total revenue																290,328		160,746
Loss from operations (1)																(135,014)		(56,441)
Net income (loss)																151,946		105,412
Net loss attributable to Magnum Hunter Resources Corporation																(147,933)		(105,661)
Net loss attributable to common shareholders																$ (189,906)		$ (136,889)
Loss per common share, basic and diluted																$ (1.21)		$ (0.92)

[1]	The quarter-ended December 31, 2012, loss from operations was primarily driven by exploration and abandonment expense. Management reviews leasehold acreage on a quarterly basis. During the quarter-ended December 31, 2012 management determined a significant portion of the non-core Williston Basin acreage would not be utilized as the Company planned to focus on assets that will provide a higher rate of return in 2013.